Annual Total Returns - Fidelity Advisor Freedom 2065 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-10 - Fidelity Advisor Freedom 2065 Fund	Jul. 15, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Class Z6
Bar Chart Table:
Annual Return 2020	17.53%
Annual Return 2021	16.24%